Balance Sheet Components	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

6.    Balance Sheet Components

Cash, Cash Equivalents, and Marketable Securities (unaudited)

The following table sets forth the cash, cash equivalents, and marketable securities as of September 30, 2015 (in thousands) (unaudited):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cash and Cash Equivalents	Marketable Securities
Cash	$103,895	$—	$—	103,895	$103,895	$—
Money market funds	285,079	—	—	285,079	285,079	—
U.S. government agencies	105,530	13	(1)	105,542	41,649	63,893
Corporate debt securities	80,980	3	(21)	80,962	31,657	49,305

Total	$575,483	$16	$(22)	$575,478	$462,280	$113,198

All available-for-sale investments as of September 30, 2015 have a contractual maturity of one year or less. The following table presents fair values and gross unrealized losses of investments that have been in an unrealized loss position for less than twelve months as of September 30, 2015 (in thousands) (unaudited):

	Fair Value	Gross Unrealized Losses
U.S. government agencies	$13,401	$(1)
Corporate debt securities	45,851	(21)

Total	$59,252	$(22)

There were no available-for-sale investments as of September 30, 2015 that have been in a continuous unrealized loss position for greater than twelve months.

Accounts Receivable Reserves

Changes in accounts receivable reserves were as follows (in thousands):

	Allowance for Doubtful Accounts	Revenue Reserve
Balance at December 31, 2011	$30	$255
Increases	71	3,871
Write-offs/returns taken	(9)	(939)

Balance at December 31, 2012	92	3,187
Increases	651	20,307
Write-offs/returns taken	—	(8,078)

Balance at December 31, 2013	743	15,416
Increases	864	42,740
Write-offs/returns taken	(769)	(31,597)

Balance at December 31, 2014	838	26,559

Increases (decreases) (unaudited)	(32)	100,342
Write-offs/returns taken (unaudited)	79	(85,689)

Balance at September 30, 2015 (unaudited)	$727	$41,212

Inventories

Inventories consisted of the following (in thousands):

	December 31,		September 30, 2015
	2013	2014
			(unaudited)
Components	$35,551	$53,383	$15,936
Finished goods	20,890	61,689	260,147

Total inventories	$56,441	$115,072	$276,083

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,		September 30, 2015
	2013	2014
			(unaudited)
Derivative assets	$—	$316	$5,313
POP displays, net	1,212	7,121	5,094
Prepaid expenses and other current assets	1,973	6,177	10,792

Total prepaid expenses and other current assets	$3,185	$13,614	$21,199

Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	December 31,		September 30, 2015
	2013	2014
			(unaudited)
Tooling and manufacturing equipment	$9,094	$28,344	$45,754
Furniture and office equipment	828	2,891	5,859
Purchased and internally-developed software	482	1,396	2,403
Leasehold improvements	293	3,594	3,874

Total property and equipment	10,697	36,225	57,890
Less: Accumulated depreciation and amortization	(4,211)	(9,790)	(22,162)

Property and equipment, net	$6,486	$26,435	$35,728

Goodwill and Intangible Assets (unaudited)

The changes in the carrying amount of goodwill for the nine months ended September 30, 2015 were as follows (unaudited) (in thousands). See Note 17 for additional information.

Goodwill
Balance at December 31, 2014	$—
Goodwill acquired	22,562
Subsequent goodwill adjustments	(405)

Balance at September 30, 2015	$22,157

There were no intangible assets outstanding as of December 31, 2014. The carrying amounts of the intangible assets as of September 30, 2015 were as follows (unaudited) (in thousands, except useful life). See Note 17 for additional information.

	September 30, 2015			Weighted Average Remaining Useful Life (years)
	Gross	Accumulated Amortization	Net
Developed technology	$12,640	$(990)	$11,650	6.5
Trademarks and other	1,278	(179)	1,099	4.0

Total intangible assets, net	$13,918	$(1,169)	$12,749

Total amortization expense related to intangible assets was $0.5 million and $1.2 million for the three and nine months ended September 30, 2015, respectively.

The estimated future amortization expense of acquired intangible assets to be charged to cost of revenue and operating expenses after September 30, 2015, is as follows (unaudited) (in thousands):

	Cost of Revenue	Operating Expenses	Total
Remaining 2015	$451	$82	$533
2016	1,806	281	2,087
2017	1,806	230	2,036
2018	1,806	230	2,036
2019	1,806	230	2,036
Thereafter	3,975	46	4,021

Total intangible assets, net	$11,650	$1,099	$12,749

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31,		September 30, 2015
	2013	2014
			(unaudited)
Product warranty	$8,480	$20,098	$25,072
Employee related liabilities	2,395	4,115	18,153
Accrued advertising and marketing development funds	2,120	7,833	17,097
Accrued manufacturing expense and freight	7,710	16,229	9,235
Inventory received but not billed	—	6,242	3,777
Accrued sales incentives	2,469	2,355	3,568
Sales taxes and VAT payable	1,766	2,291	3,360
Accrued legal fees	408	678	2,111
Customer deposits	836	6,391	1,406
Other	2,381	4,708	14,479

Accrued liabilities	$28,565	$70,940	$98,258

Product warranty reserve activities were as follows (in thousands):

Reserve For Product Warranty(1)
Balance at December 31, 2011	$677
Charged to cost of revenue	3,179
Settlement of claims	(1,624)

Balance at December 31, 2012	2,232
Charged to cost of revenue	9,078
Settlement of claims	(2,830)

Balance at December 31, 2013	8,480
Charged to cost of revenue	19,462
Settlement of claims	(7,844)

Balance at December 31, 2014	20,098
Charged to cost of revenue (unaudited)	38,210
Changes related to pre-existing warranties	8,968
Settlement of claims (unaudited)	(24,268)

Balance at September 30, 2015 (unaudited)	$25,072

(1)	Does not include reserves established as a result of the recall of the Fitbit Force. See the section titled “—Fitbit Force Recall Reserve” for additional information regarding such reserves.

The changes related to pre-existing warranties resulted from a reduction in the estimated number of units to be replaced and in the estimated cost of replacement units.

Fitbit Force Recall Reserve

In March 2014, the Company announced a recall for one of its products, the Fitbit Force (“Fitbit Force Recall”). The product recall, which is regulated by the U.S. Consumer Product Safety Commission, covered all Fitbit Force units sold since the product was first introduced in October 2013. The product recall program has no expiration date.

As a result of the product recall, the Company established reserves that include cost estimates for customer refunds, logistics and handling fees for managing product returns and processing refunds, obsolescence of on-hand inventory, cancellation charges for existing purchase commitments and rework of component inventory with the contract manufacturer, write-offs of tooling and manufacturing equipment, and legal settlement costs.

Fitbit Force recall reserve activities were as follows (in thousands):

Reserve For Fitbit Force Recall
Balance at December 31, 2012	$—
Charged to revenue	30,607
Charged to cost of revenue	49,493
Charged to general and administrative	2,838
Settlement of claims	—

Balance at December 31, 2013	82,938
Charged to revenue	8,112
Charged to cost of revenue	11,339
Charged to general and administrative	505
Settlement of claims	(80,418)

Balance at December 31, 2014	22,476

Benefit to cost of revenue (unaudited)	(2,040)
Settlement of claims (unaudited)	(8,777)

Balance at September 30, 2015 (unaudited)	$11,659

During 2013, the Company recorded excess and obsolete Fitbit Force inventory-related amounts of $10.3 million, included in the reserve, and wrote-off $1.7 million for specialized Fitbit Force tooling and manufacturing equipment to cost of revenue as incurred in the consolidated statement of operations. During 2014, legal fees of $2.9 million were recognized as incurred, in addition to legal settlement costs of $0.5 million related to the Fitbit Force recall, which were included in general and administrative costs in the consolidated statement of operations. During the nine months ended September 30, 2015, a benefit to legal expenses of $0.1 million was recognized as incurred in general and administrative costs.